First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments
January 31, 2020 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 76.2%
	Chemicals – 1.4%
326,980	Westlake Chemical Partners, L.P.	$7,396,288
	Gas Utilities – 0.9%
219,600	Suburban Propane Partners, L.P.	4,973,940
	Independent Power & Renewable Electricity Producers – 5.7%
37,011	Brookfield Renewable Partners, L.P. (CAD)	1,806,922
516,001	NextEra Energy Partners, L.P. (b)	29,293,377
		31,100,299
	Oil, Gas & Consumable Fuels – 68.2%
1,089,225	Alliance Resource Partners, L.P.	9,846,594
558,693	BP Midstream Partners, L.P.	8,061,940
2,601,409	Energy Transfer, L.P. (c)	32,751,739
3,584,841	Enterprise Products Partners, L.P. (c)	92,381,352
1,213,007	Holly Energy Partners, L.P.	27,692,950
1,067,695	Magellan Midstream Partners, L.P. (c)	65,535,119
356,500	MPLX, L.P.	8,573,825
351,400	Phillips 66 Partners, L.P.	20,532,302
2,026,000	Plains All American Pipeline, L.P. (c)	33,732,900
917,000	Shell Midstream Partners, L.P.	18,019,050
1,375,504	TC PipeLines, L.P. (c)	54,910,120
		372,037,891
	Total Master Limited Partnerships	415,508,418
	(Cost $367,492,771)
COMMON STOCKS (a) – 58.6%
	Electric Utilities – 10.0%
24,800	American Electric Power Co., Inc. (c)	2,584,656
41,147	Duke Energy Corp.	4,017,182
15,700	Emera, Inc. (CAD)	699,465
122,200	Eversource Energy (c)	11,296,168
316,950	Exelon Corp. (c)	15,083,650
25,800	NextEra Energy, Inc. (c)	6,919,560
382,400	PPL Corp.	13,839,056
		54,439,737
	Gas Utilities – 0.2%
4,733	Atmos Energy Corp.	553,903
4,500	Chesapeake Utilities Corp.	432,945
		986,848
	Multi-Utilities – 5.7%
103,300	CMS Energy Corp. (c)	7,077,083
353,900	Public Service Enterprise Group, Inc. (c)	20,950,880
20,000	Sempra Energy (c)	3,212,800
		31,240,763
	Oil, Gas & Consumable Fuels – 42.7%
749,873	Enbridge, Inc. (c)	30,497,335
290,495	Equitrans Midstream Corp.	2,809,087
476,800	Inter Pipeline, Ltd. (CAD)	7,944,265
185,996	Keyera Corp. (CAD)	4,852,986
2,662,543	Kinder Morgan, Inc. (c)	55,567,272
505,447	ONEOK, Inc. (c)	37,842,817
1,240,591	TC Energy Corp. (c)	68,009,199

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,227,647	Williams (The) Cos., Inc. (c)	$25,400,016
		232,922,977
	Total Common Stocks	319,590,325
	(Cost $305,884,674)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.3%
	Equity Real Estate Investment Trusts – 0.3%
35,140	CorEnergy Infrastructure Trust, Inc.	1,602,384
	(Cost $1,037,404)
	Total Investments – 135.1%	736,701,127
	(Cost $674,414,849) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.5)%
(248)	American Electric Power Co., Inc.	$(2,584,656)	$105.00	Mar 2020	(40,920)
(1,033)	CMS Energy Corp.	(7,077,083)	65.00	Mar 2020	(351,220)
(2,700)	Enbridge, Inc.	(10,980,900)	42.50	Apr 2020	(59,400)
(1,300)	Enbridge, Inc.	(5,287,100)	42.50	Jul 2020	(68,900)
(8,000)	Energy Transfer, L.P.	(10,072,000)	13.00	Mar 2020	(240,000)
(6,000)	Energy Transfer, L.P.	(7,554,000)	14.00	Apr 2020	(102,000)
(3,000)	Enterprise Products Partners, L.P.	(7,731,000)	28.00	Mar 2020	(54,000)
(2,852)	Enterprise Products Partners, L.P.	(7,349,604)	30.00	Mar 2020	(14,260)
(1,222)	Eversource Energy	(11,296,168)	95.00	Mar 2020	(116,090)
(3,169)	Exelon Corp.	(15,081,271)	49.00	Apr 2020	(261,443)
(2,000)	Kinder Morgan, Inc.	(4,174,000)	22.00	Mar 2020	(36,000)
(3,250)	Magellan Midstream Partners, L.P.	(19,948,500)	65.00	Feb 2020	(35,750)
(258)	NextEra Energy, Inc.	(6,919,560)	250.00	Mar 2020	(505,938)
(5,054)	ONEOK, Inc.	(37,839,298)	77.50	Mar 2020	(454,860)
(1,514)	Plains All American Pipeline, L.P. (e)	(2,520,810)	20.00	Feb 2020	(4,542)
(4,000)	Plains All American Pipeline, L.P. (e)	(6,660,000)	21.00	Feb 2020	(20,000)
(5,653)	Plains All American Pipeline, L.P.	(9,412,245)	19.00	Mar 2020	(56,530)
(3,539)	Public Service Enterprise Group, Inc.	(20,950,880)	65.00	Mar 2020	(35,390)
(200)	Sempra Energy	(3,212,800)	165.00	Mar 2020	(48,000)
(3,000)	TC Energy Corp.	(16,446,000)	55.00	Feb 2020	(232,500)
(1,500)	TC PipeLines, L.P.	(5,988,000)	45.00	Mar 2020	(49,500)
(5,276)	Williams (The) Cos., Inc.	(10,916,044)	24.00	Feb 2020	(13,190)
(7,000)	Williams (The) Cos., Inc.	(14,483,000)	25.00	Feb 2020	(7,000)
	Total Call Options Written				(2,807,433)
	(Premiums received $2,941,979)

Outstanding Loans – (36.4)%	(198,500,000)
Net Other Assets and Liabilities – 1.8%	9,754,300
Net Assets – 100.0%	$545,147,994

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Interest Rate Swap Agreements:
Counterparty	Floating Rate (1)	Expiration Date	Notional Amount	Fixed Rate (1)	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia	1 month LIBOR	09/03/24	$97,000,000	2.367%	$(5,060,944)
Bank of Nova Scotia	1 month LIBOR	10/08/23	77,250,000	2.734%	(4,353,537)
			$174,250,000		$(9,414,481)

(1)	The Fund pays the fixed rate and receives the floating rate, however, no cash payments are made by either party prior to the expiration dates shown above. The floating rate on January 31, 2020 was 1.763% and 1.692%, respectively.

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	Aggregate cost for federal income tax purposes was $600,517,590. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $142,166,091 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,204,468. The net unrealized appreciation was $123,961,623. The amounts presented are inclusive of derivative contracts.
(e)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2020, investments noted as such are valued at $(24,542) or (0.0)% of net assets.

CAD	Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 415,508,418	$ 415,508,418	$ —	$ —
Common Stocks*	319,590,325	319,590,325	—	—
Real Estate Investment Trusts*	1,602,384	1,602,384	—	—
Total Investments	$ 736,701,127	$ 736,701,127	$—	$—
LIABILITIES TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (2,807,433)	$ (2,171,228)	$ (636,205)	$ —
Interest Rate Swap Agreements	(9,414,481)	—	(9,414,481)	—
Total	$ (12,221,914)	$ (2,171,228)	$ (10,050,686)	$—

*	See Portfolio of Investments for industry breakout.